Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Diluted	$ 0.00	$ (0.12)	$ (0.07)
Diluted	$ (0.03)	$ (0.11)	$ (0.06)
Diluted (in Shares)	225,000,000	225,000,000	225,000,000
Diluted (in Dollars)	$ 418,668,614	$ 418,668,614	$ 418,668,614